UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008
Check here if Amendment [ ];     Amendment Number: ______

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290

Form 13F File Number:     28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature, Place and Date of Signing:

/S/ Richard C. Patton          Nashville, TN               August 14, 2008
---------------------          -------------               ---------------
[Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                   0
                                           -----------
Form 13F Information Table Entry Total:             41
                                           -----------
Form 13F Information Table Value Total:       $327,661
                                           -----------
                                           (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AETNA INC                      COMMON           00817Y108     1419   35000 SH       DEF (1)             X      0    0
AGL RESOURCES INC              COMMON           001204106    21033  608238 SH       DEF (1)             X      0    0
ALLIANCEBERNSTEIN HOLDING LP   COMMON           01881G106      930   17000 SH       DEF (1)             X      0    0
AMERICAN WATER WORKS CO INC    COMMON           030420103    17633  795000 SH       DEF (1)             X      0    0
AMSURG CORP                    COMMON           03232P405     3509  144100 SH       DEF (1)             X      0    0
AVNET INC.                     COMMON           053807103    13013  477000 SH       DEF (1)             X      0    0
BAXTER INTERNATIONAL INC       COMMON           071813109       75    1167 SH       DEF (1)             X      0    0
BERKSHIRE HATHAWAY INC DEL CL  COMMON           084670207       28       7 SH       DEF (1)             X      0    0
B
CANO PETROLEUM INC             COMMON           137801106     2075  261300 SH       DEF (1)             X      0    0
CISCO SYSTEMS INC.             COMMON           17275R102     5148  221303 SH       DEF (1)             X      0    0
COCA COLA CO                   COMMON           191216100       11     215 SH       DEF (1)             X      0    0
COVANTA HOLDING CORP           COMMON           22282E102    20023  750218 SH       DEF (1)             X      0    0
DAVITA INC.                    COMMON           23918K108     9298  175000 SH       DEF (1)             X      0    0
ELECTRONICS FOR IMAGING INC.   COMMON           286082102     1479  101297 SH       DEF (1)             X      0    0
EMC CORP                       COMMON           268648102    21463 1461058 SH       DEF (1)             X      0    0
FRANKLIN RESOURCE INC          COMMON           354613101     4583   50000 SH       DEF (1)             X      0    0
GOODYEAR TIRE & RUBBER CO      COMMON           382550101     9806  550000 SH       DEF (1)             X      0    0
GULFPORT ENERGY CORP           COMMON           402635304     1087   66000 SH       DEF (1)             X      0    0
HALLIBURTON CO                 COMMON           406216101     4776   90000 SH       DEF (1)             X      0    0
INTUIT INC                     COMMON           461202103    30230 1096482 SH       DEF (1)             X      0    0
NOKIA CORP                     ADR              654902204     2450  100000 SH       DEF (1)             X      0    0
NRG ENERGY INC                 COMMON           629377508    27234  634825 SH       DEF (1)             X      0    0
NUVEEN MUNICIPAL VALUE FUND    COMMON           670928100      963  100000 SH       DEF (1)             X      0    0
OMNICOM GROUP INC              COMMON           681919106       15     330 SH       DEF (1)             X      0    0
PF CHANGS CHINA BISTRO INC     COMMON           69333Y108     6438  288200 SH       DEF (1)             X      0    0
PG&E CORP                      COMMON           69331C108     4802  121000 SH       DEF (1)             X      0    0
RADIOSHACK CORP                COMMON           750438103     1534  125000 SH       DEF (1)             X      0    0
REALTY INCOME CORP             COMMON           756109104     5121  225000 SH       DEF (1)             X      0    0
RENT-A-CENTER INC              COMMON           76009N100    27551 1339400 SH       DEF (1)             X      0    0
RENT-A-CENTER INC DEC 8 20.0   COMMON           76009N100     3085  150000 SH  PUT  DEF (1)             X      0    0
PUT
RENT-A-CENTER INC SEPT 8 17.5  COMMON           76009N100     8228  400000 SH  PUT  DEF (1)             X      0    0
PUT
SCANA CORP                     COMMON           80589M102     8920  241069 SH       DEF (1)             X      0    0
SCHLUMBERGER LTD               COMMON           806857108       26     240 SH       DEF (1)             X      0    0
SKILLED HEALTHCARE GROUP INC   COMMON           83066R107     5368  400000 SH       DEF (1)             X      0    0
ST JUDE MEDICAL INC            COMMON           790849103     7154  175000 SH       DEF (1)             X      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107     8694   95125 SH       DEF (1)             X      0    0
UNITEDHEALTH GROUP INC         COMMON           91324P102     2625  100000 SH       DEF (1)             X      0    0
USEC INC                       COMMON           90333E108     5780  950700 SH       DEF (1)             X      0    0
WELLPOINT INC                  COMMON           94973V107     4342   91100 SH       DEF (1)             X      0    0
WYETH INC                      COMMON           983024100    25126  523897 SH       DEF (1)             X      0    0
ZEP INC                        COMMON           98944B108     4587  308249 SH       DEF (1)             X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements